LEASES (Schedule of Operating Lease Liabilities) (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Lessee Disclosure [Abstract]
2022	$ 25,995
2023	23,781
2024	20,769
2025	18,798
2026	17,729
2027 and thereafter	75,135
Total future lease payments	182,207	[1],[2]
Less imputed interest	(16,111)
Total	$ 166,096

[1]	As of December 31, 2021, the Company has additional operating lease payments, not included in the table above, that have not yet commenced of approximately $3,000. These operating leases will commence during 2022 with lease terms of 5 to 7 years.
[2]	Total lease payments have not been reduced by sublease rental payments of approximately $1,476 due in the future under non-cancelable subleases.